Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
As of December 31, 2018, future minimum payments under
non-cancelable
agreements consist of the following,

Operating commitments
RMB
2019	44,808
2020	28,629
2021	26,573
2022 and thereafter	47,726

147,736

As of December 31, 2019, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2020	10,787
2021	5,598
2022	4,086
2023 and thereafter	3,204

23,675